CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Oil and natural gas sales	$ 2,725	$ 3,064	$ 10,343	$ 12,585
Operating expenses:
Lease operating expenses	35,843	9,377	216,920	185,100
Production taxes	196	221	744	906
General and administrative	1,383,268	1,147,138	5,340,621	4,137,001
Impairment expense			5,373,207	56,186,313
Total operating expenses	1,419,307	1,156,736	10,931,492	60,509,320
Other income (expense)
Property fee received			360,000
Proceeds from legal settlement				872,268
Administration income				10,000
Total other income			360,000	882,268
Loss before income taxes	(1,416,582)	(1,153,672)	(10,561,149)	(59,614,467)
Provision for income taxes
Net loss	$ (1,416,582)	$ (1,153,672)	$ (10,561,149)	$ (59,614,467)
Loss per common share:
Earnings Per Share, Basic	$ (0.01)	$ (0.00)	$ (0.04)	$ (0.24)
Earnings Per Share, Diluted	$ (0.01)	$ (0.00)	$ (0.04)	$ (0.24)
Weighted average number of common shares outstanding:
Weighted Average Number of Shares Outstanding, Basic	264,637,564	263,365,220	264,270,508	251,253,281
Weighted Average Number of Shares Outstanding, Diluted	264,637,564	263,365,220	264,270,508	251,253,281